Related party transactions (Details)					1 Months Ended	12 Months Ended
	Nov. 06, 2021 USD ($) director $ / shares shares	Feb. 12, 2021 USD ($) $ / shares shares	Jan. 27, 2020 USD ($) $ / shares shares	Apr. 15, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 28, 2021 shares
Related Party Transaction
Number of directors | director	1
Number of shares issued in transaction (shares)	17,985,611
Gross proceeds from sale of stock | $	$ 100,000,000.0
Proceeds of issuance of ordinary shares, net of issuance costs | $							$ 29,600,000
Exercise price, per warrant or right (in usd per share) | $ / shares	$ 7.35
Total carrying amount of Blackstone Collaboration Agreement liability | $					$ 125,900,000	$ 125,900,000
Blackstone Collaboration Agreement
Related Party Transaction
Total carrying amount of Blackstone Collaboration Agreement liability | $					$ 125,900,000	125,900,000	47,016,000	$ 0
Collaboration agreement, non-cash interest expense including cumulative catch-up adjustment | $						8,900,000	1,100,000
American Depositary Shares Under Blackstone Agreement
Related Party Transaction
Securities called by warrants (in shares)	3,265,306
License
Related Party Transaction
Revenue from contract with customer | $						6,194,000	1,507,000	242,000
License | Investee of Syncona Portfolio Limited
Related Party Transaction
Revenue from contract with customer | $						$ 0	$ 0	$ 242,000
Autolus | Blackstone
Related Party Transaction
Ownership percent, more than (in percent)	10.00%
Autolus | License | Investee of Syncona Portfolio Limited
Related Party Transaction
Ownership percent, more than (in percent)					10.00%	10.00%
Syncona LLP | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					14,000,000	14,000,000			3,571,428
Blackstone | Public Stock Offering
Related Party Transaction
Number of shares issued in transaction (shares)						2,500,000
Deep track Capital, LP | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					15,000,000	15,000,000
Qatar Investment Authority | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					15,000,000	15,000,000
Armistice Capital, LLC | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					10,000,000	10,000,000
Ordinary shares
Related Party Transaction
Number of shares issued in transaction (shares)	17,985,611						3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Gross proceeds from sale of stock | $	$ 100,000,000
Proceeds of issuance of ordinary shares, net of issuance costs | $	$ 98,000,000.0
Ordinary shares | Public Stock Offering
Related Party Transaction
Number of shares issued in transaction (shares)		14,285,715	7,250,000	4,830,000	81,927,012
Per share price of issuance (usd per share) | $ / shares		$ 7.00	$ 11.00	$ 24.00	$ 2.00	$ 2.00
Proceeds of issuance of ordinary shares, net of issuance costs | $		$ 106,900,000	$ 74,000,000.0	$ 108,800,000	$ 152,400,000
Ordinary shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Related Party Transaction
Securities called by warrants (in shares)	3,265,306
Ordinary shares | Syncona LLP | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					14,000,000	14,000,000			3,571,428
Ordinary shares | Blackstone | Public Stock Offering
Related Party Transaction
Number of shares issued in transaction (shares)						2,500,000
Ordinary shares | Deep track Capital, LP | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					15,000,000	15,000,000
Ordinary shares | Qatar Investment Authority | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					15,000,000	15,000,000
Ordinary shares | Armistice Capital, LLC | Public Stock Offering
Related Party Transaction
Warrants granted (in shares)					10,000,000	10,000,000